Share capital - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Jun. 07, 2022	Dec. 31, 2023	Dec. 31, 2022	Feb. 23, 2022
Disclosure of classes of share capital [line items]
Stock repurchase program, number of additional shares authorized				4,063,696
Repurchase of Common shares for cancellation		$ 129	$ 1,990
Normal Course Issuer Bid Program
Disclosure of classes of share capital [line items]
Repurchase of common shares for cancellation (in share)			10,475,115
Treasury shares, repurchased, average price (in USD/CAD per share)		$ 70.24	$ 82.01
Substantial Issuer Bid
Disclosure of classes of share capital [line items]
Repurchase of common shares for cancellation (in share)	11,898,205	1,834,801
Treasury shares, repurchased, average price (in USD/CAD per share)	$ 95.00
Repurchase of Common shares for cancellation	$ 1,130
Share Option Plans
Disclosure of classes of share capital [line items]
Increase in number of shares outstanding			0
Employee Share Purchase Plan
Disclosure of classes of share capital [line items]
Increase in number of shares outstanding			0
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised		400,000,000
Class B common shares
Disclosure of classes of share capital [line items]
Number of shares authorised		20,000,000
Preference shares
Disclosure of classes of share capital [line items]
Number of shares authorised		10,000,000